SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amounts owed to related parties	¥ 553	¥ 1,291
Current payables to related parties, Total	¥ 553	¥ 1,291